LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of information about operating leases
For the year ended
December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	11,620
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	4,409
Weighted average remaining lease term
Operating leases	0.59
Weighted average discount rate
Operating leases	4.38%
Short-term lease cost	291

Schedule of maturity of operating lease liabilities
The years ended December 31,	RMB
2023	7,137
2024	1,381
2025	5
Subtotal	8,523
Less imputed interest	207
Total	8,316